Consolidated Portfolio of Investments
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 28.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.8%
U.S. Treasury Bills
05/21/2020	0.020%	181,000	180,995
05/28/2020	(0.020%)	2,429,000	2,429,064
06/04/2020	0.060%	1,071,000	1,070,887
06/11/2020	0.050%	553,000	552,944
06/18/2020	0.050%	1,413,000	1,412,837
06/25/2020	0.060%	317,000	316,955
07/02/2020	0.080%	380,000	379,920
07/09/2020	0.080%	7,105,000	7,103,538
07/16/2020	0.070%	8,299,000	8,297,361
07/23/2020	0.080%	19,103,000	19,098,289
07/30/2020	0.070%	16,538,000	16,534,170
08/06/2020	0.080%	1,196,000	1,195,654
08/13/2020	0.070%	3,070,000	3,069,189
08/20/2020	0.090%	3,718,000	3,716,761
08/27/2020	0.090%	1,768,000	1,767,315
09/10/2020	0.110%	4,168,000	4,166,005
09/17/2020	0.040%	4,008,000	4,007,232
09/24/2020	0.100%	756,000	755,625
Total			76,054,741
Total Treasury Bills (Cost $75,742,049)			76,054,741
Money Market Funds 71.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(b)	119,089,657	119,030,112
JPMorgan Prime Money Market Fund, Capital Shares, 0.970%(a)	35,000,000	35,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.305%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $189,083,065)		189,030,112
Total Investments in Securities (Cost: $264,825,114)		265,084,853
Other Assets & Liabilities, Net		(1,120,972)
Net Assets		263,963,881
At March 31, 2020, securities and/or cash totaling $1,230,995 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,682,500 AUD	3,904,571 USD	Citi	06/17/2020	—	(206,672)
37,462,504 BRL	8,276,826 USD	Citi	06/17/2020	1,102,045	—
10,568,000 CAD	7,754,995 USD	Citi	06/17/2020	240,083	—
16,156,000 CHF	17,297,101 USD	Citi	06/17/2020	450,028	—
7,141,500 CHF	7,337,924 USD	Citi	06/17/2020	—	(109,054)
565,643,468 CLP	694,203 USD	Citi	06/17/2020	31,994	—
1,505,338,440 COP	422,184 USD	Citi	06/17/2020	53,662	—
932,000 EUR	1,047,919 USD	Citi	06/17/2020	16,991	—
6,448,500 EUR	6,977,871 USD	Citi	06/17/2020	—	(155,108)
14,946,500 GBP	19,634,171 USD	Citi	06/17/2020	1,044,153	—
4,273,000 GBP	5,158,239 USD	Citi	06/17/2020	—	(156,392)
3,023,722,000 HUF	9,821,800 USD	Citi	06/17/2020	560,133	—
53,676,762,997 IDR	3,565,396 USD	Citi	06/17/2020	315,590	—
3,541,575,000 IDR	211,023 USD	Citi	06/17/2020	—	(3,398)
7,194,000 ILS	2,054,688 USD	Citi	06/17/2020	15,684	—
1,999,003 ILS	549,925 USD	Citi	06/17/2020	—	(16,655)
213,795,504 INR	2,831,057 USD	Citi	06/17/2020	51,525	—
17,306,444 INR	219,505 USD	Citi	06/17/2020	—	(5,494)
112,063,500 JPY	1,073,543 USD	Citi	06/17/2020	27,910	—
94,436,500 JPY	855,947 USD	Citi	06/17/2020	—	(25,213)
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,259,568,989 KRW	19,358,381 USD	Citi	06/17/2020	224,943	—
177,959,504 MXN	8,278,858 USD	Citi	06/17/2020	862,039	—
71,307,992 NOK	7,598,406 USD	Citi	06/17/2020	737,524	—
5,526,000 NOK	497,840 USD	Citi	06/17/2020	—	(33,843)
13,639,000 NZD	8,541,937 USD	Citi	06/17/2020	408,521	—
10,465,500 NZD	6,043,207 USD	Citi	06/17/2020	—	(197,739)
25,139,500 PHP	491,801 USD	Citi	06/17/2020	5,033	—
32,345,500 PHP	614,006 USD	Citi	06/17/2020	—	(12,291)
57,080,000 PLN	14,901,150 USD	Citi	06/17/2020	1,107,431	—
7,393,000 PLN	1,747,381 USD	Citi	06/17/2020	—	(39,181)
72,407,000 SEK	7,674,141 USD	Citi	06/17/2020	342,387	—
8,105,500 SEK	817,221 USD	Citi	06/17/2020	—	(3,522)
5,255,004 SGD	3,784,632 USD	Citi	06/17/2020	83,074	—
69,000 SGD	48,599 USD	Citi	06/17/2020	—	(4)
57,510,500 TWD	1,931,783 USD	Citi	06/17/2020	8,286	—
2,192,000 TWD	72,824 USD	Citi	06/17/2020	—	(490)
3,961,152 USD	6,682,500 AUD	Citi	06/17/2020	150,091	—
7,719,501 USD	37,462,504 BRL	Citi	06/17/2020	—	(544,720)
7,360,818 USD	10,568,000 CAD	Citi	06/17/2020	154,094	—
11,754,605 USD	11,416,500 CHF	Citi	06/17/2020	150,236	—
12,682,133 USD	11,881,000 CHF	Citi	06/17/2020	—	(292,923)
50,345 USD	43,361,000 CLP	Citi	06/17/2020	419	—
618,977 USD	522,282,468 CLP	Citi	06/17/2020	—	(7,532)
192,289 USD	793,905,940 COP	Citi	06/17/2020	2,067	—
176,920 USD	711,432,500 COP	Citi	06/17/2020	—	(2,754)
5,558,786 USD	5,113,000 EUR	Citi	06/17/2020	96,935	—
2,595,377 USD	2,267,500 EUR	Citi	06/17/2020	—	(87,193)
20,607,301 USD	17,529,000 GBP	Citi	06/17/2020	1,194,755	—
2,209,091 USD	1,690,500 GBP	Citi	06/17/2020	—	(106,497)
608,951 USD	200,880,500 HUF	Citi	06/17/2020	6,346	—
9,406,726 USD	2,822,841,500 HUF	Citi	06/17/2020	—	(760,356)
529,453 USD	8,938,713,932 IDR	Citi	06/17/2020	11,733	—
3,358,668 USD	48,279,624,065 IDR	Citi	06/17/2020	—	(435,626)
367,089 USD	1,350,000 ILS	Citi	06/17/2020	15,543	—
2,288,212 USD	7,843,003 ILS	Citi	06/17/2020	—	(65,261)
3,131,270 USD	231,101,948 INR	Citi	06/17/2020	—	(126,738)
1,996,818 USD	206,500,000 JPY	Citi	06/17/2020	—	(70,025)
13,085,596 USD	16,268,442,490 KRW	Citi	06/17/2020	296,906	—
5,823,176 USD	6,991,126,500 KRW	Citi	06/17/2020	—	(72,241)
468,477 USD	11,522,500 MXN	Citi	06/17/2020	11,746	—
8,366,820 USD	166,437,004 MXN	Citi	06/17/2020	—	(1,430,224)
2,628,357 USD	28,335,492 NOK	Citi	06/17/2020	97,936	—
5,018,312 USD	48,498,500 NOK	Citi	06/17/2020	—	(352,040)
4,243,235 USD	7,363,000 NZD	Citi	06/17/2020	147,582	—
10,353,756 USD	16,741,500 NZD	Citi	06/17/2020	—	(370,209)
1,125,674 USD	57,485,000 PHP	Citi	06/17/2020	—	(12,609)
4,076,061 USD	17,282,000 PLN	Citi	06/17/2020	100,237	—
12,116,902 USD	47,191,000 PLN	Citi	06/17/2020	—	(712,918)
4,647,068 USD	47,712,500 SEK	Citi	06/17/2020	184,182	—
3,411,353 USD	32,800,000 SEK	Citi	06/17/2020	—	(90,106)
2,415,340 USD	3,509,504 SGD	Citi	06/17/2020	56,710	—
1,300,477 USD	1,814,500 SGD	Citi	06/17/2020	—	(22,366)
670,109 USD	20,167,686 TWD	Citi	06/17/2020	4,420	—
1,330,019 USD	39,534,814 TWD	Citi	06/17/2020	—	(7,738)
7,193,994 USD	126,536,500 ZAR	Citi	06/17/2020	—	(190,663)
126,536,500 ZAR	7,742,166 USD	Citi	06/17/2020	738,835	—
6,682,500 AUD	3,904,567 USD	JPMorgan	06/17/2020	—	(206,677)
37,462,496 BRL	8,276,814 USD	JPMorgan	06/17/2020	1,102,035	—
2	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,568,000 CAD	7,754,986 USD	JPMorgan	06/17/2020	240,074	—
16,156,000 CHF	17,297,080 USD	JPMorgan	06/17/2020	450,007	—
7,141,500 CHF	7,337,915 USD	JPMorgan	06/17/2020	—	(109,063)
565,643,484 CLP	694,202 USD	JPMorgan	06/17/2020	31,993	—
1,505,338,448 COP	422,184 USD	JPMorgan	06/17/2020	53,662	—
932,002 EUR	1,047,919 USD	JPMorgan	06/17/2020	16,990	—
6,448,498 EUR	6,977,860 USD	JPMorgan	06/17/2020	—	(155,116)
14,946,500 GBP	19,634,146 USD	JPMorgan	06/17/2020	1,044,129	—
4,273,000 GBP	5,158,233 USD	JPMorgan	06/17/2020	—	(156,399)
3,023,722,008 HUF	9,821,788 USD	JPMorgan	06/17/2020	560,121	—
53,676,763,003 IDR	3,565,392 USD	JPMorgan	06/17/2020	315,586	—
3,541,575,000 IDR	211,022 USD	JPMorgan	06/17/2020	—	(3,399)
7,194,000 ILS	2,054,686 USD	JPMorgan	06/17/2020	15,682	—
1,998,997 ILS	549,923 USD	JPMorgan	06/17/2020	—	(16,655)
213,795,496 INR	2,831,054 USD	JPMorgan	06/17/2020	51,521	—
17,306,444 INR	219,505 USD	JPMorgan	06/17/2020	—	(5,494)
112,063,500 JPY	1,073,541 USD	JPMorgan	06/17/2020	27,909	—
94,436,500 JPY	855,946 USD	JPMorgan	06/17/2020	—	(25,214)
23,259,568,970 KRW	19,358,445 USD	JPMorgan	06/17/2020	225,008	—
177,959,496 MXN	8,278,847 USD	JPMorgan	06/17/2020	862,028	—
71,308,008 NOK	7,598,399 USD	JPMorgan	06/17/2020	737,515	—
5,526,000 NOK	497,839 USD	JPMorgan	06/17/2020	—	(33,844)
13,639,000 NZD	8,541,927 USD	JPMorgan	06/17/2020	408,510	—
10,465,500 NZD	6,043,199 USD	JPMorgan	06/17/2020	—	(197,747)
25,139,500 PHP	491,801 USD	JPMorgan	06/17/2020	5,032	—
32,345,500 PHP	614,005 USD	JPMorgan	06/17/2020	—	(12,291)
57,080,000 PLN	14,901,131 USD	JPMorgan	06/17/2020	1,107,412	—
7,393,000 PLN	1,747,379 USD	JPMorgan	06/17/2020	—	(39,184)
72,407,000 SEK	7,674,131 USD	JPMorgan	06/17/2020	342,378	—
8,105,500 SEK	817,220 USD	JPMorgan	06/17/2020	—	(3,523)
5,254,996 SGD	3,784,622 USD	JPMorgan	06/17/2020	83,069	—
69,000 SGD	48,599 USD	JPMorgan	06/17/2020	—	(4)
57,510,500 TWD	1,931,781 USD	JPMorgan	06/17/2020	8,284	—
2,192,000 TWD	72,824 USD	JPMorgan	06/17/2020	—	(490)
3,961,157 USD	6,682,500 AUD	JPMorgan	06/17/2020	150,086	—
7,719,510 USD	37,462,496 BRL	JPMorgan	06/17/2020	—	(544,730)
7,360,827 USD	10,568,000 CAD	JPMorgan	06/17/2020	154,084	—
11,754,617 USD	11,416,497 CHF	JPMorgan	06/17/2020	150,221	—
12,682,152 USD	11,881,003 CHF	JPMorgan	06/17/2020	—	(292,938)
50,345 USD	43,361,000 CLP	JPMorgan	06/17/2020	419	—
618,978 USD	522,282,484 CLP	JPMorgan	06/17/2020	—	(7,533)
192,289 USD	793,905,948 COP	JPMorgan	06/17/2020	2,067	—
176,920 USD	711,432,500 COP	JPMorgan	06/17/2020	—	(2,755)
5,558,793 USD	5,113,000 EUR	JPMorgan	06/17/2020	96,929	—
2,595,381 USD	2,267,500 EUR	JPMorgan	06/17/2020	—	(87,196)
20,607,326 USD	17,529,000 GBP	JPMorgan	06/17/2020	1,194,729	—
2,209,094 USD	1,690,500 GBP	JPMorgan	06/17/2020	—	(106,500)
608,952 USD	200,880,500 HUF	JPMorgan	06/17/2020	6,345	—
9,406,737 USD	2,822,841,508 HUF	JPMorgan	06/17/2020	—	(760,368)
529,453 USD	8,938,713,932 IDR	JPMorgan	06/17/2020	11,732	—
3,358,705 USD	48,279,624,071 IDR	JPMorgan	06/17/2020	—	(435,663)
367,090 USD	1,350,000 ILS	JPMorgan	06/17/2020	15,542	—
2,288,214 USD	7,842,997 ILS	JPMorgan	06/17/2020	—	(65,264)
3,131,267 USD	231,101,940 INR	JPMorgan	06/17/2020	—	(126,735)
1,996,820 USD	206,500,000 JPY	JPMorgan	06/17/2020	—	(70,028)
13,085,612 USD	16,268,442,470 KRW	JPMorgan	06/17/2020	296,890	—
5,823,184 USD	6,991,126,500 KRW	JPMorgan	06/17/2020	—	(72,248)
468,478 USD	11,522,500 MXN	JPMorgan	06/17/2020	11,746	—
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,366,830 USD	166,436,996 MXN	JPMorgan	06/17/2020	—	(1,430,235)
2,628,362 USD	28,335,508 NOK	JPMorgan	06/17/2020	97,933	—
5,018,318 USD	48,498,500 NOK	JPMorgan	06/17/2020	—	(352,046)
4,243,240 USD	7,363,000 NZD	JPMorgan	06/17/2020	147,576	—
10,353,769 USD	16,741,500 NZD	JPMorgan	06/17/2020	—	(370,222)
1,125,722 USD	57,485,000 PHP	JPMorgan	06/17/2020	—	(12,657)
4,076,066 USD	17,282,000 PLN	JPMorgan	06/17/2020	100,232	—
12,116,917 USD	47,191,000 PLN	JPMorgan	06/17/2020	—	(712,933)
4,647,074 USD	47,712,500 SEK	JPMorgan	06/17/2020	184,176	—
3,411,357 USD	32,800,000 SEK	JPMorgan	06/17/2020	—	(90,110)
2,415,338 USD	3,509,496 SGD	JPMorgan	06/17/2020	56,707	—
1,300,479 USD	1,814,500 SGD	JPMorgan	06/17/2020	—	(22,368)
670,098 USD	20,167,686 TWD	JPMorgan	06/17/2020	4,430	—
1,330,021 USD	39,534,814 TWD	JPMorgan	06/17/2020	—	(7,739)
7,194,003 USD	126,536,500 ZAR	JPMorgan	06/17/2020	—	(190,672)
126,536,500 ZAR	7,742,157 USD	JPMorgan	06/17/2020	738,825	—
Total				22,219,423	(13,451,835)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	95,024,338	145,294,823	(121,229,504)	119,089,657	(21,233)	(51,813)	623,174	119,030,112
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
4	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2020 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 24, 2020, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. As of the close of business on April 23, 2020, the Fund will not accept any orders for the purchase of shares of the Fund.
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2020	5